Other current financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other current Financial Assets [Abstract]
Summary of Breakdown for Other Current Financial Assets
The following table provides a breakdown for other current financial assets (see Note 34 — Fair value measurement for a breakdown of other current financial assets by fair value level):

	At December 31,
(€ thousands)	2023	2022
Securities	85,320	316,595
Guarantee deposits	5,431	2,075
Financial receivables	166	2,224
Total other current financial assets	90,917	320,894
The following table provides a breakdown for securities:

(€ thousands)	At December 31, 2022	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At December 31, 2023
FVPL
Private equity	18,311	3,035	(802)	2,266	—	(411)	22,399
Real estate funds	12,129	2,096	—	(1,887)	—	(192)	12,146
Private debt	13,644	1,001	(4,224)	(347)	32	—	10,106
Hedge funds	46,761	4,009	(42,658)	706	264	(87)	8,995
Money market funds	2,587	18,578	(19,038)	(71)	209	(172)	2,093
Equity	14,592	997	(14,999)	(159)	703	7	1,141
Insurance contracts	114,975	—	(115,485)	545	(35)	—	—
Fixed income	64,017	—	(65,018)	—	1,001	—	—
Commodities	2,727	—	(2,601)	—	(126)	—	—
Total FVPL	289,743	29,716	(264,825)	1,053	2,048	(855)	56,880
FVOCI
Floating income	17,742	—	(1,005)	(45)	—	—	16,692
Fixed income	9,110	3,884	(1,996)	304	446	—	11,748
Total FVOCI	26,852	3,884	(3,001)	259	446	—	28,440
Total securities	316,595	33,600	(267,826)	1,312	2,494	(855)	85,320

(€ thousands)	At December 31, 2021	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At December 31, 2022
FVPL
Private equity	15,925	6,230	(7,533)	3,282	17	390	18,311
Real estate funds	32,898	2,496	(24,633)	248	800	320	12,129
Private debt	7,945	5,201	—	498	—	—	13,644
Hedge funds	41,483	7,304	—	(2,631)	—	605	46,761
Money market funds	2,007	966	(370)	77	—	(93)	2,587
Equity	25,408	—	(7,101)	(3,354)	(590)	229	14,592
Insurance contracts	113,919	—	—	1,056	—	—	114,975
Fixed income	68,947	—	—	(4,930)	—	—	64,017
Commodities	—	2,991	—	(264)	—	—	2,727
Total FVPL	308,532	25,188	(39,637)	(6,018)	227	1,451	289,743
FVOCI
Floating income	20,687	—	(2,500)	(445)	—	—	17,742
Fixed income	5,025	5,000	—	(915)	—	—	9,110
Total FVOCI	25,712	5,000	(2,500)	(1,360)	—	—	26,852
Total securities	334,244	30,188	(42,137)	(7,378)	227	1,451	316,595